Borrowings - Short-term and long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Short-term borrowings:
Total	[1]	¥ 1,752,669	¥ 1,117,292
Long-term borrowings:
Long-term borrowings from banks and other financial institutions	[2]	5,165,056	4,213,264
Bonds and notes issued	[3]	9,834,531	8,698,285
Subtotal		14,999,587	12,911,549
Trading balances of secured borrowings		545,369	462,129
Total		15,544,956	13,373,678
Fixed-rate obligations [Member] | Japanese Yen denominated [Member]
Long-term borrowings:
Bonds and notes issued	[3]	1,116,741	1,170,404
Fixed-rate obligations [Member] | Non-Japanese Yen denominated [Member]
Long-term borrowings:
Bonds and notes issued	[3]	5,724,325	4,778,830
Floating-rate obligations [Member] | Japanese Yen denominated [Member]
Long-term borrowings:
Bonds and notes issued	[3]	522,891	603,794
Floating-rate obligations [Member] | Non-Japanese Yen denominated [Member]
Long-term borrowings:
Bonds and notes issued	[3]	841,213	708,559
Index / Equity-linked obligations [Member] | Japanese Yen denominated [Member]
Long-term borrowings:
Bonds and notes issued	[3]	941,444	926,572
Index / Equity-linked obligations [Member] | Non-Japanese Yen denominated [Member]
Long-term borrowings:
Bonds and notes issued	[3]	687,917	510,126
Short-term borrowings [Member]
Short-term borrowings:
Commercial paper	[1]	90,795	113,765
Bank borrowings	[1]	700,802	341,561
Other	[1]	¥ 961,072	¥ 661,966

[1]	Includes secured borrowings of ¥119,682 million and ¥113,315 million as of March 31, 2025 and March 31, 2026 respectively.
[2]	Includes secured borrowings of ¥472,328 million and ¥670,182 million as of March 31, 2025 and March 31, 2026 respectively.
[3]	Includes secured borrowings of ¥811,118 million and ¥720,958 million as of March 31, 2025 and March 31, 2026 respectively.